Related Party Transactions - Additional Information (Details) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2020 shares	Aug. 31, 2016 employee	Jan. 31, 2017 USD ($) instrument	Sep. 30, 2020 employee	Sep. 30, 2019 employee	Sep. 30, 2020 employee	Sep. 30, 2019 employee	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction
Property, Plant and Equipment, Net								$ 16,805	$ 26,278
Future minimum lease payments								25,162
Notes Receivable from Related Party
Related Party Transaction
Accrued and unpaid interest									100
Officer | Notes Receivable from Related Party
Related Party Transaction
Interest rate			3.15%
Aggregated outstanding balance									3,600
Number of promissory notes issued to related party | instrument			2
Aggregate face amount of promissory notes issued to related party			$ 3,500
Investor
Related Party Transaction
Number of related parties who purchased products and services | employee				4	4	4	4
Shares of common stock repurchased (in shares) | shares	175,744
Investor | Stockholder D
Related Party Transaction
Accrued purchases								6,300	2,700
Outstanding purchase commitment								15,000	24,900
Receivables								1,500	2,700
Affiliated Entity | Corporate Headquarters Facility Rental
Related Party Transaction
Future minimum lease payments								24,300
Rent expense								3,300	$ 3,100	$ 3,000
Affiliated Entity | Assets Leased To Related Party [Member] | Machinery and equipment | Stockholder D
Related Party Transaction
Property, Plant and Equipment, Net								400
Officer And Affiliated Entity | Litigation and Legal Matters from Not Seeking Indemnification
Related Party Transaction
Number of employees with employment-related claims | employee		2
Payments in settlements in connection with litigation matters								2,500
Payments in legal costs								$ 2,500